Document and Entity Information (USD $)	12 Months Ended
	Dec. 28, 2014	Feb. 17, 2015	Jun. 29, 2014
Document Information [Line Items]
Entity Registrant Name	JOHNSON & JOHNSON
Entity Central Index Key	0000200406
Current Fiscal Year End Date	--12-28
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 28, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		2,780,488,708
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 296,000,000,000